STOCK SPLITS (Details)	0 Months Ended
	Feb. 07, 2008	Mar. 12, 2006	Feb. 18, 2005
Stock Splits [Text Block] [Abstract]
Stockholders' Equity Note, Stock Split			4 for 1
Stockholders' Equity, Reverse Stock Split	1 for 10	1 for 10